Taxation (Details) - Schedule of Taxation (Parentheticals)		12 Months Ended
		Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Schedule of Taxation [Abstract]
Applicable tax rate	[1]	17.00%	17.00%	17.00%

[1]	This is the corporate tax rate in Singapore.